INCOME TAXES (Tables)	11 Months Ended
Dec. 31, 2021
Income Taxes
Schedule of income tax provision

Years Ended
December 31,
2021
Federal
Current	$—
Deferred	(118,531)
State and Local
Current	$—
Deferred	—
Change in valuation allowance	118,531
Income tax provision	$—

Summary of significant components of the Company's deferred tax assets

Years Ended
December 31,
2021
Deferred Tax Assets
Net Operating Loss	$31,892
Sec. 195 Start-up Costs	88,493
Total Deferred Tax Assets	120,385
Deferred Tax Liability
Unrealized gain on Investment in Trust Account	(1,855)
Total Deferred Tax Liabilities	(1,855)
Less: Valuation allowance	(118,531)
Deferred Tax Assets, net of allowance	$—

Reconciliation of the federal income tax rate to the Company's effective tax rate

Years Ended
December 31,
2021
Statutory federal income tax rate	21.00%
State taxes, net of federal tax benefit	—%
Change in fair value of derivative liabilities	(25.89)%
Transaction costs allocated to warrant issuance	2.57%
Change in valuation allowance	2.32%
Income tax provision	—%